Post-retirement benefit obligations (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	R 11,343	R 10,063
Post-retirement obligations, Current	713	553
Post-retirement obligations, Total	12,056	10,616
Post-retirement assets, Non-current	(784)	(633)
Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	3,527	3,528
Post-retirement obligations, Current	300	276
Post-retirement obligations, Total	3,827	3,804
Pension
Disclosure of net defined benefit liability (asset)
Post-retirement assets, Non-current	(784)	(633)
Post-retirement assets, Total	(784)	(633)
Net pension obligations, Non-current	7,032	5,902
Net pension obligations, Current	413	277
Net pension obligations, Total	7,445	6,179
South Africa | Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	3,286	3,300
Post-retirement obligations, Current	281	256
Post-retirement obligations, Total	3,567	3,556
South Africa | Pension
Disclosure of net defined benefit liability (asset)
Post-retirement assets, Non-current	(84)	(64)
Post-retirement assets, Total	(84)	(64)
Net pension obligations, Total	(84)	(64)
United States of America | Healthcare
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	241	228
Post-retirement obligations, Current	19	20
Post-retirement obligations, Total	260	248
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset)
Post-retirement obligations, Non-current	7,816	6,535
Post-retirement obligations, Current	413	277
Post-retirement obligations, Total	8,229	6,812
Post-retirement assets, Non-current	(700)	(569)
Post-retirement assets, Total	(700)	(569)
Net pension obligations, Total	R 7,529	R 6,243